DEFERRED TAX ASSETS AND INCOME TAXES - Deferred tax assets and deferred tax liabilities (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 United States USD ($)	Dec. 31, 2013 United States CNY	Dec. 31, 2012 United States CNY	Dec. 31, 2013 China USD ($)	Dec. 31, 2013 China CNY	Dec. 31, 2012 China CNY
Current
Allowance for doubtful accounts							$ 1,605	9,785	5,415
Inventory reserves							256	1,562	1,049
Deferred expenses							258	1,573	1,950
Total Deferred tax assets, current	2,119	12,920	8,414				2,119	12,920	8,414
Non-Current
Depreciation	34	208	215
Deferred tax assets
Total deferred Tax assets	2,153	13,128	8,629				2,153	13,128	8,629
Current
Depreciation			56
Non-Current
Deferred tax liabilities			56
Net deferred tax assets	$ 2,153	13,128	8,573